Expense Example	Jul. 31, 2025 USD ($)
Pear Tree Polaris Small Cap Fund - Ordinary Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,702
Pear Tree Polaris Small Cap Fund - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,442
Pear Tree Polaris Small Cap Fund - R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,303
Pear Tree Quality Fund - Ordinary Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	790
Expense Example, with Redemption, 10 Years	1,778
Pear Tree Quality Fund - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,487
Pear Tree Quality Fund - R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,331
Pear Tree Essex Environmental Opportunities Fund - Ordinary Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	815
Expense Example, with Redemption, 10 Years	1,819
Pear Tree Essex Environmental Opportunities Fund - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	679
Expense Example, with Redemption, 10 Years	1,530
Pear Tree Essex Environmental Opportunities Fund - R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	608
Expense Example, with Redemption, 10 Years	1,368
Pear Tree Polaris Foreign Value Fund - Ordinary Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	814
Expense Example, with Redemption, 10 Years	1,793
Pear Tree Polaris Foreign Value Fund - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	1,503
Pear Tree Polaris Foreign Value Fund - R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,336
Pear Tree Polaris Foreign Value Small Cap Fund - Ordinary Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	470
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	1,804
Pear Tree Polaris Foreign Value Small Cap Fund - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,515
Pear Tree Polaris Foreign Value Small Cap Fund - R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	1,354
Pear Tree Polaris International Opportunities Fund - Ordinary Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	814
Expense Example, with Redemption, 10 Years	1,793
Pear Tree Polaris International Opportunities Fund - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	683
Expense Example, with Redemption, 10 Years	1,541
Pear Tree Polaris International Opportunities Fund - R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	$ 1,359